Annual Fund Operating Expenses - SA JPMorgan Equity-Income Portfolio	May 01, 2021
Class 1
Operating Expenses:
Management Fees	0.55%
Service (12b-1) Fees	none
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.57%
Class 2
Operating Expenses:
Management Fees	0.55%
Service (12b-1) Fees	0.15%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.72%
Class 3
Operating Expenses:
Management Fees	0.55%
Service (12b-1) Fees	0.25%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.82%